SCHEDULE OF OPERATING SEGMENT (Details) - USD ($) $ in Thousands	3 Months Ended
	Mar. 31, 2025		Mar. 31, 2024
Segment Reporting Information [Line Items]
Revenues	$ 353,981		$ 200,743
Cost of sales	320,045		179,984
Gross Profit	33,936		20,759
Operating Expenses	39,145	[1],[2]	36,477	[3],[4]
Operating Loss	(5,209)		(15,718)
Reconciliation of profit or loss (segment profit/loss)
Other income (expenses), net	122		173
Finance expenses, net	(34)		(552)
Net Loss	(5,121)		(16,097)
North American Brokerage [Member]
Segment Reporting Information [Line Items]
Revenues	351,749		199,252
Cost of sales	319,249		179,468
Gross Profit	32,500		19,784
Operating Expenses	35,401	[1],[2]	34,421	[3],[4]
Operating Loss	(2,901)		(14,637)
Other Operating Segment [Member]
Segment Reporting Information [Line Items]
Revenues	2,232		1,491
Cost of sales	796		516
Gross Profit	1,436		975
Operating Expenses	3,744	[1],[2]	2,056	[3],[4]
Operating Loss	$ (2,308)		$ (1,081)

[1]	Operating expenses includes General and administrative expenses, Marketing expenses, and Research and development expenses.
[2]	Operating expenses includes Revenue share expense of approximately $12,504 thousand and is recorded in the North American Brokerage segment.
[3]	Operating expenses includes General and administrative expenses, Marketing expenses, Research and development expenses and Settlement of Litigation.
[4]	Operating expenses includes Revenue share expense of approximately $9,064 thousand and is recorded in the North American Brokerage segment.